Stock-Based Compensation (Details Narrative) (10 K) - USD ($) $ in Thousands										3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 17, 2018	Aug. 01, 2018	Jul. 10, 2018	May 31, 2018	Apr. 06, 2018	Mar. 01, 2018	Jan. 15, 2018	Aug. 14, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation										$ 949	$ 2,227	$ 6,402	$ 16,574
General and Administrative Expense [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation												0	$ 7,094
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation costs												$ 2,466
Share based compensation of weighted average period												9 months 18 days
Position And Separation Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted during period restricted shares		100,000
Employment Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation									$ 37
Stock option extended term									Extend the term of the stock options to August 14, 2022
Directors, Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted during period restricted shares													4,150,000
Directors, Officers and Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period													16 months
Directors, Officers and Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period													24 months
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted during period restricted shares	50,000							10,000
Stock option vesting period	18 months							12 months
Mr. Robert Lowrey [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted during period restricted shares			250,000				750,000
Stock option vesting period			17 months				24 months
Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted during period restricted shares						900,000
Stock option vesting period						12 months
Mr. Robert Ladd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted during period restricted shares						600,000
Stock option vesting period						24 months
Mr. Nolan Bushell [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock forfeited/cancelled during period restricted shares					550,000
Mr. Stephen Schaeffer [Member] | Original Employment Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted during period restricted shares				100,000
Certain Executives and Directors [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock forfeited/cancelled during period restricted shares												1,966,666
Employee and Director [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation												$ 4,357	$ 3,280